Annual Total Returns	Sep. 30, 2024
Prospectus #1 | Calvert Emerging Markets Advancement Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Emerging Markets Advancement Fund | Class A
Bar Chart Table:
2020	15.12%
2021	0.04%
2022	(15.36%)
2023	11.40%
2024	10.86%
Prospectus #1 | Calvert Emerging Markets Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Emerging Markets Equity Fund | Class A
Bar Chart Table:
2015	(7.78%)
2016	6.55%
2017	44.20%
2018	(15.56%)
2019	22.41%
2020	24.56%
2021	(7.65%)
2022	(22.76%)
2023	4.48%
2024	6.03%
Prospectus #1 | Calvert International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert International Equity Fund | Class A
Bar Chart Table:
2015	(0.26%)
2016	(3.85%)
2017	21.25%
2018	(11.48%)
2019	30.69%
2020	17.65%
2021	12.00%
2022	(19.19%)
2023	15.34%
2024	1.21%
Prospectus #1 | Calvert International Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert International Opportunities Fund | Class A
Bar Chart Table:
2015	1.79%
2016	0.66%
2017	37.91%
2018	(14.80%)
2019	25.79%
2020	13.73%
2021	13.60%
2022	(26.86%)
2023	12.70%
2024	(1.75%)
Prospectus #2 | Calvert Mid-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Mid-Cap Fund | Class A
Bar Chart Table:
2015	(3.70%)
2016	6.39%
2017	11.71%
2018	(4.36%)
2019	30.57%
2020	11.66%
2021	14.68%
2022	(19.65%)
2023	11.42%
2024	10.10%